Morgan Lewis &Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

Tel: 202.739.5654

Fax: 202.739.3001

www.morganlewis.com

W. John McGuire

Partner

202.739.5654

jmcguire@morganlewis.com

July 17, 2008

VIA EDGAR

US Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	Penn Mutual Variable Life Account I
The Penn Mutual Life Insurance Company
Post Effective Amendment No. 26 to the Registration Statement on Form N-6
File Nos. 33-54662; 811-05006
Filing Pursuant to Rule 485(b)(1)(iii)

Ladies and Gentlemen:

On behalf of our client, The Penn Mutual Life Insurance Company (the “Company”), and its separate account, Penn Mutual Variable Life Account I (the “Separate Account”), we are filing, pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, Post-Effective Amendment No. 26 to the Company’s Registration Statement on Form N-6.  This Post-Effective Amendment is being filed for the sole purpose of extending until August 8, 2008 the effective date of Post-Effective Amendment No. 24, which was filed with the Commission on May 5, 2008 by EDGAR transmission (Accession No. 0001104659-08-029797).

Please contact me at (202)-739-5654 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire